ACQUISITIONS AND BUSINESS COMBINATIONS - Completed in 2018 (Details) £ in Millions, $ in Millions		10 Months Ended	11 Months Ended	12 Months Ended
	Feb. 01, 2018 GBP (£) property	Dec. 31, 2017 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 07, 2018 USD ($)	Aug. 03, 2018 USD ($)	Feb. 01, 2018 USD ($)
Disclosure of detailed information about business combination [line items]
Revenue of acquiree since acquisition date		$ 322
Profit (loss) of acquiree since acquisition date		148
Revenue of combined entity as if combination occurred at beginning of period					$ 6,488
Profit (loss) of combined entity as if combination occurred at beginning of period					2,571
Extended- Stay Hotel Portfolio
Disclosure of detailed information about business combination [line items]
Number of properties acquired | property	105
Consideration								$ 764
UK Student Housing IV
Disclosure of detailed information about business combination [line items]
Number of properties acquired | property	15
Consideration	£ 527							$ 752
666 Fifth Avenue
Disclosure of detailed information about business combination [line items]
Consideration							$ 1,299
Percentage of voting equity interests acquired							100.00%
Forest City
Disclosure of detailed information about business combination [line items]
Consideration						$ 6,948
Other
Disclosure of detailed information about business combination [line items]
Consideration		$ 1,022	$ 3,948	$ 3,948	$ 1,022
2018 Acquisitions
Disclosure of detailed information about business combination [line items]
Consideration			13,711	13,711
Revenue of acquiree since acquisition date			529
Profit (loss) of acquiree since acquisition date			$ 163
Revenue of combined entity as if combination occurred at beginning of period				8,572
Profit (loss) of combined entity as if combination occurred at beginning of period				$ 4,133